CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
REVENUE
Gross revenue (Note 20)	$ 209,109	$ 109,859
Excise taxes	(63,300)	(30,696)
Net revenue	145,809	79,163
Cost of sales (Note 7 and Note 21)	119,037	103,567
Gross margin before fair value adjustments	26,772	(24,404)
Realized fair value on inventories sold and other inventory charges	(35,204)	(35,721)
Unrealized gain on changes in fair value of biological assets	40,001	31,726
Gross margin	31,569	(28,399)
OPERATING EXPENSES
General and administrative (Note 23)	42,908	29,920
Sales and marketing	16,860	15,807
Research and development	5,962	3,645
Share-based compensation (Note 14(iv))	4,745	3,215
Impairment of property, plant and equipment (Note 8)	4,245	9,133
Impairment of intangible assets (Note 9)	0	1,701
Total operating expenses	74,720	63,421
LOSS FROM OPERATIONS	(43,151)	(91,820)
Financing costs	429	2,960
Investment income	(1,487)	(854)
Insurance recoveries	(181)	0
Government subsidies (Note 25)	(154)	(8,147)
Share of loss from investments in associates (Note 16)	1,364	1,118
Impairment of loan receivable and investments in associates	250	5,245
Loss on disposal of property, plant and equipment	6,580	2,426
Change in fair value of contingent consideration (Note 15(i))	(2,621)	3,558
Share issue costs allocated to derivative liabilities (Note 13)	0	803
Change in fair value of derivative liabilities (Note 13)	(32,650)	29,025
Legal proceedings provision expense	(310)	2,750
Loss before tax	(14,371)	(130,704)
Income tax expense (recovery) (Note 24)
Current tax	400	0
Deferred, net	(488)	0
NET LOSS	(14,283)	(130,704)
Other comprehensive loss
Foreign currency translation loss, net of tax	0	(128)
COMPREHENSIVE LOSS	$ (14,283)	$ (130,832)
Net loss per common share, basic (Note 14 (v)) (in CAD per share)	$ (0.046)	$ (0.510)
Net loss per common share, diluted (Note 14 (v)) (in CAD per share)	$ (0.046)	$ (0.510)